S000071586 [Member] Annual Fund Operating Expenses - AB Sustainable Thematic Credit Portfolio	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.01%
Component3 Other Expenses	0.17%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	(0.03%)	[1]
Net Expenses (as a percentage of Assets)	0.60%
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.01%
Component3 Other Expenses	0.18%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	0.85%

[1]
The Adviser has contractually agreed to waive its management fee and/or to bear certain expenses of the Fund through January 31, 2027 to the extent necessary to prevent total Fund operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB Funds in which the Fund may invest, interest expense and extraordinary expenses), on an annualized basis, from exceeding 0.85% and 0.60% of average daily net assets, respectively, for Class A and Advisor Class shares (“expense limitations”). Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s covered operating expenses to exceed the applicable expense limitations. The expense limitations will remain in effect until January 31, 2027 and may only be terminated or changed with the consent of the Fund’s Board of Directors. In addition, the expense limitations will be automatically extended for one-year terms unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period.